UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2014

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
5/31/14 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Argentina (0.6%)

YPF SA ADR	184,400	$5,509,872

		5,509,872
Australia (8.4%)

Arrium, Ltd.	4,576,408	3,848,024

Atlas Iron, Ltd.	6,869,713	4,370,784

Beach Energy, Ltd.	1,880,908	2,893,733

Challenger, Ltd.	978,349	6,479,964

Downer EDI, Ltd.	1,383,344	6,856,804

Fairfax Media, Ltd.	10,552,157	10,061,365

Flight Centre Travel Group, Ltd.	86,965	4,024,682

Leighton Holdings, Ltd.	224,596	4,226,847

Monadelphous Group, Ltd.	354,747	5,850,187

Mount Gibson Iron, Ltd.	8,155,015	5,568,488

Orica, Ltd.	283,175	5,177,164

Primary Health Care, Ltd.	1,301,261	5,409,586

Seven West Media, Ltd.	3,766,788	6,513,770

		71,281,398
Austria (1.4%)

EVN AG	129,468	1,770,138

voestalpine AG	220,355	10,196,294

		11,966,432
Belgium (2.2%)

bpost SA	254,991	6,423,481

Colruyt SA	49,713	2,785,533

Delhaize Group SA(NON)	90,700	6,448,943

NV Bekaert SA	89,155	3,374,934

		19,032,891
Canada (6.8%)

Bankers Petroleum, Ltd.(NON)	1,124,700	6,752,556

Domtar Corp.	30,309	2,754,482

Genworth MI Canada, Inc.	161,400	5,730,794

Home Capital Group, Inc.	133,500	6,003,375

InnVest Real Estate Investment Trust(R)	713,600	3,395,902

Norbord, Inc.	331,200	8,351,017

Quebecor, Inc. Class B	250,900	6,071,766

Transcontinental, Inc. Class A	479,200	6,558,451

Trinidad Drilling, Ltd.	487,100	5,166,144

Western Forest Products, Inc.	3,563,600	7,559,052

		58,343,539
China (1.0%)

China BlueChemical, Ltd.	9,214,000	4,940,775

Geely Automobile Holdings, Ltd.	8,485,000	3,181,955

		8,122,730
Denmark (1.8%)

DSV A/S	131,380	4,376,734

H. Lundbeck A/S(S)	199,836	5,379,814

Topdanmark A/S(NON)	183,002	5,581,724

		15,338,272
Finland (1.3%)

Stora Enso OYJ Class R	320,406	3,282,262

Tieto OYJ	282,425	7,842,198

		11,124,460
France (3.7%)

Cap Gemini	87,066	6,330,605

Eurazeo SA(NON)	88,680	7,651,966

Faurecia(NON)	152,513	6,272,285

Technicolor SA(NON)	1,035,993	7,647,138

Vallourec SA	67,111	3,650,146

		31,552,140
Germany (4.9%)

Bertrandt AG	32,636	5,071,605

Draegerwerk AG & Co., KGaA (Preference)(S)	32,930	3,425,892

Duerr AG	68,369	5,849,988

Gerresheimer AG	47,229	3,178,451

Leoni AG	129,138	10,338,504

Rheinmetall AG	47,648	3,265,105

TUI AG(S)	333,822	5,683,568

Wincor Nixdorf AG	75,236	4,893,553

		41,706,666
Greece (0.5%)

Mytilineos Holdings SA(NON)	480,464	4,204,744

		4,204,744
Hong Kong (1.6%)

China New Town Development Co., Ltd.(NON)	1	—

Dah Sing Financial Holdings	751,600	4,020,653

Luk Fook Holdings International, Ltd.	1,377,000	3,484,526

Techtronic Industries Co.	1,966,000	6,208,305

		13,713,484
Ireland (1.1%)

Smurfit Kappa Group PLC	373,861	9,020,426

		9,020,426
Italy (4.8%)

A2A SpA	5,910,362	7,081,848

Banca Monte dei Paschi di Siena SpA(NON)(S)	154,520	5,236,360

Banca Popolare dell'Emilia Romagna SC(NON)	554,140	6,194,083

Banca Popolare di Milano Scarl(NON)(S)	8,347,206	7,623,591

Beni Stabili SpA(R)	8,655,382	7,645,482

Danieli & Co. SpA	31,473	1,051,109

Mediaset SpA(NON)	1,246,285	6,153,319

		40,985,792
Japan (19.9%)

ADEKA Corp.	601,600	6,983,379

Ain Pharmaciez, Inc.	86,000	3,925,063

Capcom Co., Ltd.	230,700	3,918,147

Credit Saison Co., Ltd.	143,900	2,605,306

Dowa Holdings Co., Ltd.	511,000	4,539,887

Fuji Electric Co., Ltd.	1,280,000	5,652,474

Hisamitsu Pharmaceutical Co., Inc.	73,300	2,989,595

Japan Airlines Co., Ltd.	161,400	8,444,748

Japan Petroleum Exploration Co.	175,200	7,301,289

Kawasaki Kisen Kaisha, Ltd.	2,734,000	5,752,566

Kurita Water Industries, Ltd.	240,700	5,238,930

Kuroda Electric Co., Ltd.	245,300	3,507,362

KYORIN Holdings, Inc.	143,000	2,766,980

Maeda Road Construction Co., Ltd.	352,000	5,684,700

Mandom Corp.	146,900	5,016,214

Maruichi Steel Tube, Ltd.	210,400	5,188,117

Miraca Holdings, Inc.	92,700	4,369,970

Moshi Moshi Hotline, Inc.	424,000	4,189,773

Musashino Bank, Ltd. (The)	82,900	2,729,515

Namco Bandai Holdings, Inc.	370,900	8,124,393

Nippon Synthetic Chemical Industry Co., Ltd. (The)	668,000	4,842,124

Sawai Pharmaceutical Co., Ltd.	126,200	7,866,662

Shionogi & Co., Ltd.	157,600	3,171,777

Showa Corp.	536,400	5,868,413

Stanley Electric Co., Ltd.	202,800	4,845,568

Sumitomo Bakelite Co., Ltd.	1,798,000	6,662,546

Sumitomo Forestry Co., Ltd.	396,500	4,287,682

Suzuken Co., Ltd.	168,800	5,992,704

Taikisha, Ltd.	362,100	8,062,846

Tokai Rika Co., Ltd.	218,400	3,880,523

TS Tech Co, Ltd.	238,200	6,413,594

Tsuruha Holdings, Inc.	159,300	8,564,793

		169,387,640
Luxembourg (0.5%)

APERAM(NON)	142,259	4,640,514

		4,640,514
Netherlands (0.6%)

PostNL NV(NON)	979,723	4,802,492

		4,802,492
New Zealand (1.0%)

Air New Zealand, Ltd.	4,669,186	8,687,468

		8,687,468
Norway (3.0%)

Fred Olsen Energy ASA	149,159	4,084,600

Salmar ASA(NON)	379,966	6,038,370

SpareBank 1 SR-Bank ASA	573,065	5,655,972

Storebrand ASA(NON)	728,081	4,323,738

TGS-NOPEC Geophysical Co. ASA	159,396	5,194,189

		25,296,869
Portugal (0.6%)

Banco Espirito Santo SA(NON)(S)	3,525,491	4,781,744

		4,781,744
Russia (0.7%)

Aeroflot - Russian Airlines OJSC(NON)	3,786,612	5,991,310

		5,991,310
Singapore (0.8%)

Great Eastern Holdings, Ltd.	219,000	3,805,456

SembCorp Industries, Ltd.	671,000	2,905,757

		6,711,213
South Africa (0.5%)

African Rainbow Minerals, Ltd.	238,601	4,191,025

		4,191,025
South Korea (2.4%)

Hyundai Home Shopping Network Corp.	18,628	2,788,095

Hyundai Marine & Fire Insurance Co., Ltd.	136,640	3,876,264

Lotte Food Co., Ltd.	8,774	6,553,140

Sungwoo Hitech Co., Ltd.	505,159	7,248,541

		20,466,040
Spain (1.0%)

Atresmedia Corporacion de Medios de Comunicacion SA(NON)	323,615	5,090,707

Enagas SA	102,045	3,003,226

		8,093,933
Sweden (1.7%)

Getinge AB Class B	285,659	7,342,102

JM AB	191,244	7,030,189

		14,372,291
Switzerland (6.3%)

Bucher Industries AG	30,377	10,049,343

Clariant AG	326,258	6,740,115

Forbo Holding AG	8,072	8,180,168

Georg Fischer AG(NON)	12,128	9,141,709

Implenia AG	135,485	10,136,790

Partners Group Holding AG	10,162	2,696,249

Swiss Life Holding AG	28,924	6,954,034

		53,898,408
Taiwan (4.0%)

ASUSTeK Computer, Inc.	449,000	4,944,447

Catcher Technology Co., Ltd.	645,000	5,778,818

Pegatron Corp.	5,998,000	11,596,624

Radiant Opto-Electronics Corp.	686,539	2,820,699

Teco Electric and Machinery Co., Ltd.	5,800,000	6,481,789

TSRC Corp.	1,839,200	2,692,785

		34,315,162
United Kingdom (15.5%)

Aberdeen Asset Management PLC	1,135,729	8,473,402

Afren PLC(NON)	2,297,990	5,877,981

Ashmore Group PLC(S)	1,012,872	5,998,238

Barratt Developments PLC	1,173,273	7,024,833

Beazley PLC	1,335,153	5,474,103

Bellway PLC	116,128	2,686,220

Berkeley Group Holdings PLC	138,128	5,221,001

Britvic PLC	527,822	6,604,543

Jupiter Fund Management PLC	1,281,764	8,621,895

Man Group PLC	2,530,618	4,254,544

Mondi PLC	505,792	9,080,022

Morgan Sindall Group PLC	258,246	3,521,410

Next PLC	59,357	6,606,410

Pace PLC	1,085,961	6,829,714

Persimmon PLC	258,383	5,794,895

Rexam PLC	534,639	4,763,097

Savills PLC	746,007	7,940,395

Schroders PLC	215,282	9,331,721

Tate & Lyle PLC	295,915	3,434,885

Thomas Cook Group PLC(NON)	2,102,862	5,780,696

TUI Travel PLC	1,216,678	8,367,634

		131,687,639
United States (0.7%)

Aspen Insurance Holdings, Ltd.	130,914	6,015,495

		6,015,495

Total common stocks (cost $765,117,618)		$845,242,089

SHORT-TERM INVESTMENTS (3.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	28,084,155	$28,084,155

Putnam Short Term Investment Fund 0.06%(AFF)	3,201,337	3,201,337

SSgA Prime Money Market Fund 0.01%(P)	140,000	140,000

U.S. Treasury Bills with an effective yield of 0.11%, February 5, 2015(SEGSF)	$110,000	109,958

U.S. Treasury Bills with an effective yield of 0.03%, October 16, 2014(SEGSF)	148,000	147,978

U.S. Treasury Bills with an effective yield of 0.03%, August 14, 2014(SEGSF)	20,000	19,999

Total short-term investments (cost $31,703,389)		$31,703,427

TOTAL INVESTMENTS

Total investments (cost $796,821,007)(b)		$876,945,516

FORWARD CURRENCY CONTRACTS at 5/31/14 (aggregate face value $233,624,449) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Euro	Buy	6/18/14	$2,576,959	$2,602,001	$(25,042)
	Euro	Sell	6/18/14	2,576,959	2,597,108	20,149
Barclays Bank PLC
	Canadian Dollar	Sell	7/17/14	3,686,869	3,676,585	(10,284)
	Euro	Buy	6/18/14	8,345,913	8,428,368	(82,455)
	Hong Kong Dollar	Buy	8/20/14	6,238,494	6,239,232	(738)
	Japanese Yen	Sell	8/20/14	2,165,166	2,066,328	(98,838)
	Singapore Dollar	Buy	8/20/14	1,178,849	1,177,876	973
	Swiss Franc	Buy	6/18/14	3,453,564	3,484,954	(31,390)
Citibank, N.A.
	Danish Krone	Sell	6/18/14	3,104,998	3,107,067	2,069
	Euro	Buy	6/18/14	7,522,868	7,587,343	(64,475)
	Euro	Sell	6/18/14	7,522,868	7,602,976	80,108
	Japanese Yen	Sell	8/20/14	2,880,082	2,849,833	(30,249)
Credit Suisse International
	Euro	Buy	6/18/14	9,197,857	9,287,433	(89,576)
	Japanese Yen	Sell	8/20/14	3,677,875	3,642,951	(34,924)
	New Zealand Dollar	Sell	7/17/14	6,795,213	6,847,472	52,259
	Norwegian Krone	Sell	6/18/14	9,822,643	9,780,255	(42,388)
	Swiss Franc	Buy	6/18/14	4,370,955	4,401,997	(31,042)
	Swiss Franc	Sell	6/18/14	4,370,955	4,407,555	36,600
Deutsche Bank AG
	Australian Dollar	Sell	7/17/14	6,858,100	6,785,029	(73,071)
	British Pound	Buy	6/18/14	9,839,344	9,663,689	175,655
HSBC Bank USA, National Association
	British Pound	Buy	6/18/14	4,109,573	4,087,192	22,381
	Canadian Dollar	Buy	7/17/14	11,643,486	11,625,428	18,058
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/18/14	3,150,561	2,972,779	177,782
	Euro	Buy	6/18/14	7,174,047	7,303,368	(129,321)
	Japanese Yen	Buy	8/20/14	2,893,610	2,894,906	(1,296)
	Japanese Yen	Sell	8/20/14	2,893,610	2,897,954	4,344
	Norwegian Krone	Sell	6/18/14	7,473,140	7,452,819	(20,321)
	Singapore Dollar	Buy	8/20/14	4,717,629	4,732,172	(14,543)
	Swiss Franc	Buy	6/18/14	2,047,992	2,020,180	27,812
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/14	16,725,596	16,529,402	(196,194)
	Euro	Buy	6/18/14	4,926,143	4,972,417	(46,274)
	Euro	Sell	6/18/14	4,926,143	4,980,605	54,462
	Israeli Shekel	Buy	7/17/14	4,856,412	4,853,889	2,523
	Japanese Yen	Buy	8/20/14	2,391,399	2,397,490	(6,091)
	Japanese Yen	Sell	8/20/14	2,391,399	2,368,805	(22,594)
	Swedish Krona	Buy	6/18/14	8,960,304	9,416,885	(456,581)
	Swiss Franc	Buy	6/18/14	2,568,115	2,602,132	(34,017)
UBS AG
	British Pound	Buy	6/18/14	7,915,956	7,878,093	37,863
	Canadian Dollar	Buy	7/17/14	6,936,141	6,806,393	129,748
	Euro	Buy	6/18/14	9,095,215	9,184,018	(88,803)
	Swiss Franc	Buy	6/18/14	3,906,563	3,940,570	(34,007)
WestPac Banking Corp.
	Japanese Yen	Sell	8/20/14	5,523,940	5,470,900	(53,040)

Total						$(874,768)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2013 through May 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $850,899,399.
(b)	The aggregate identified cost on a tax basis is $799,550,626, resulting in gross unrealized appreciation and depreciation of $114,345,831 and $36,950,941, respectively, or net unrealized appreciation of $77,394,890.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$59,119	$125,505,518	$122,363,300	$2,389	$3,201,337

	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $28,084,155, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $27,217,263 which includes an amount for securities that are deemed worthless at period end.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,621,737 to cover certain derivatives contracts and the settlement of certain securities.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	21.3%
	Industrials	19.0
	Financials	18.7
	Materials	15.6
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,107,049 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $277,913 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Argentina	$5,509,872	$—	$—
Australia	—	71,281,398	—
Austria	11,966,432	—	—
Belgium	19,032,891	—	—
Canada	58,343,539	—	—
China	—	8,122,730	—
Denmark	15,338,272	—	—
Finland	11,124,460	—	—
France	31,552,140	—	—
Germany	41,706,666	—	—
Greece	4,204,744	—	—
Hong Kong	—	13,713,484	—
Ireland	9,020,426	—	—
Italy	40,985,792	—	—
Japan	—	169,387,640	—
Luxembourg	4,640,514	—	—
Netherlands	4,802,492	—	—
New Zealand	—	8,687,468	—
Norway	25,296,869	—	—
Portugal	4,781,744	—	—
Russia	5,991,310	—	—
Singapore	—	6,711,213	—
South Africa	4,191,025	—	—
South Korea	—	20,466,040	—
Spain	8,093,933	—	—
Sweden	14,372,291	—	—
Switzerland	53,898,408	—	—
Taiwan	—	34,315,162	—
United Kingdom	131,687,639	—	—
United States	6,015,495	—	—
Total common stocks	512,556,954	332,685,135	—
Short-term investments	3,341,337	28,362,090	—

Totals by level	$515,898,291	$361,047,225	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(874,768)	$—

Totals by level	$—	$(874,768)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$842,786	$1,717,554

Total	$842,786	$1,717,554

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$325,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$20,149	$973	$82,177	$88,859	$175,655	$40,439	$209,938	$56,985	$167,611	$—	842,786

	Total Assets	$20,149	$973	$82,177	$88,859	$175,655	$40,439	$209,938	$56,985	$167,611	$—	$842,786

	Liabilities:
	Forward currency contracts#	25,042	223,705	94,724	197,930	73,071	—	165,481	761,751	122,810	53,040	1,717,554

	Total Liabilities	$25,042	$223,705	$94,724	$197,930	$73,071	$—	$165,481	$761,751	$122,810	$53,040	$1,717,554

	Total Financial and Derivative Net Assets	$(4,893)	$(222,732)	$(12,547)	$(109,071)	$102,584	$40,439	$44,457	$(704,766)	$44,801	$(53,040)	$(874,768)
	Total collateral received (pledged)##†	$—	$(167,935)	$—	$(109,071)	$102,584	$—	$—	$—	$—	$—	$(174,422)
	Net amount	$(4,893)	$(54,797)	$(12,547)	$—	$—	$40,439	$44,457	$(704,766)	$44,801	$(53,040)	$(700,346)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2014